INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

(a)	The major components of the income tax expense are:

Years ended December 31,	2017	2016

Current income tax:
Current taxes	$6,503	$7,873
Current taxes referring to previous periods	228	(1,686)
Withholding taxes and other	978	694

	$7,709	$6,881

Deferred income tax:
Origination and reversal of temporary differences	$42,250	$39,774
Impact of changes in tax rates	(35,047)	(55)
Withholding taxes on profits of subsidiaries	(629)	120
Other	(865)	905

	$5,709	$40,744

Income tax expense	$13,418	$47,625

For the year ended December 31, 2017, there was no current tax expense associated with property dispositions. For the year ended December 31, 2016, current tax expense includes $2.3 million of expense associated with the disposition of properties in Germany and the United States and a $1.0 million current tax recovery associated with the disposition of a property in Austria.

(b)	The effective income tax rate reported in the combined statements of income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2017	2016

Income before income taxes	$371,166	$328,317

Expected income taxes at the Canadian statutory tax rate of 26.5% (2016 — 26.5%)	$98,359	$87,004
Income distributed and taxable to unitholders	(50,005)	(53,039)
Net foreign rate differentials	(3,708)	9,152
Net change in provisions for uncertain tax positions	1,762	825
Net permanent differences	1,947	2,229
Net effect of change in tax rates	(35,047)	(55)
Withholding taxes and other	110	1,509

Income tax expense	$13,418	$47,625

On December 22, 2017, the US tax legislation commonly known as the Tax Cuts and Jobs Act (the "Tax Act") was signed into law. Recognition of the tax effects of the Tax Act is required in the interim and annual periods that include December 22, 2017. The key impact of the Tax Act that affects the Trust's year ended December 31, 2017 was a change in the federal corporate tax rate to 21% compared to a maximum of 35%.

As a result of the reduction in the federal corporate tax rate to 21% under the Tax Act, the Trust's deferred tax liability was reduced by $35.0 million for the year ended December 31, 2017.

(c)	Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2017	2016

Deferred tax assets:
Investment properties	$11	$1,249
Eligible capital expenditures	2,625	2,822
Other	3,106	2,328

Deferred tax assets	$5,742	$6,399

Deferred tax liabilities:
Investment properties	$243,357	$237,159
Withholding tax on undistributed subsidiary profits	512	1,092
Other	183	—

Deferred tax liabilities	$244,052	$238,251

(d)	Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2017	2016

Balance, beginning of year	$231,852	$200,190
Deferred tax expense recognized in net income	5,709	40,744
Foreign currency translation of deferred tax balances	749	(9,082)

Net deferred tax liabilities, end of year	$238,310	$231,852

(e)

Net cash payments of income taxes amounted to a payment of $3.5 million for the year ended December 31, 2017 (2016 — $0.2 million) which included $1.0 million of withholding taxes paid (2016 — $0.7 million).

(f)

The Trust conducts operations in a number of countries with varying statutory rates of taxation. Judgment is required in the estimation of income tax expense and deferred income tax assets and liabilities in each of the Trust's operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that deferred income tax assets will be realized and, based on all the available evidence, determining if a provision is required on all or a portion of such deferred income tax assets. The Trust reports a liability for uncertain tax positions ("unrecognized tax benefits") taken or expected to be taken in a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

As at December 31, 2017, the Trust had $12.0 million (2016 — $10.1 million) of unrecognized income tax benefits, (including $0.2 million (2016 — $0.2 million) related to accrued interest and penalties), all of which could ultimately reduce the Trust's effective tax rate should these tax benefits become recognized. The Trust believes that it has adequately provided for reasonably foreseeable outcomes related to tax examinations and that any resolution will not have a material effect on the combined financial position, results of operations or cash flows. However, the Trust cannot predict with any level of certainty the exact nature of any future possible outcome.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2017	2016

Unrecognized tax benefits balance, beginning of year	$10,143	$11,883
Decreases for tax positions of prior years	(416)	(3,066)
Increases for tax positions of current year	1,727	1,979
Foreign currency impact	581	(653)

Unrecognized tax benefits balance, end of year	$12,035	$10,143

It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2017, could decrease in the next 12 months. The quantum of the decrease could range between a nominal amount and $0.4 million (2016 — a nominal amount and $1.9 million) and relates primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the outcome of current tax examinations. For the year ended December 31, 2017, $0.1 million of interest and penalties was recorded (2016 — $0.1 million) as part of the provision for income taxes in the combined statements of income.

As at December 31, 2017, the following tax years remained subject to examination:

Major Jurisdictions

Canada	2012 through 2017
United States	2014 through 2017
Mexico	2011 through 2017
Austria	2013 through 2017
Germany	2012 through 2017
Netherlands	2013 through 2017

As at December 31, 2017, the Trust had approximately $327.8 million of Canadian capital loss carryforwards that do not expire and other losses and deductible temporary differences in various tax jurisdictions of approximately $25.2 million. The Trust believes it is not probable that these tax assets can be realized; and accordingly, no related deferred tax asset was recognized at December 31, 2017.